Offerings	Oct. 21, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Omnicom Group Inc.
Fee Rate	0.01531%
Offering Note	(a) An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon exercise, settlement, conversion or exchange of any offered securities, or pursuant to anti-dilution adjustments, is being registered. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

(b) Pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933 (the “Securities Act”), the registrants are deferring payment of the entire registration fee. Registration fees will be paid subsequently on a “pay-as-you-go” basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Omnicom Group Inc., par value $0.15 per share
Fee Rate	0.01531%
Offering Note	See footnotes (1)(a) and (1)(b)
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock of Omnicom Group Inc., par value $1.00 per share
Fee Rate	0.01531%
Offering Note	See footnotes (1)(a) and (1)(b)
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities by Omnicom Group Inc. of Omnicom Finance Holdings plc and Omnicom Capital Holdings plc
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See footnote (1)(a) Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is due for the guarantees
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights of Omnicom Group Inc.
Fee Rate	0.01531%
Offering Note	See footnotes (1)(a) and (1)(b)
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of Omnicom Group Inc.
Fee Rate	0.01531%
Offering Note	See footnotes (1)(a) and (1)(b)
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Omnicom Finance Holdings plc
Fee Rate	0.01531%
Offering Note	See footnotes (1)(a) and (1)(b)
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities of Omnicom Capital Holdings plc
Fee Rate	0.01531%
Offering Note	See footnotes (1)(a) and (1)(b)